Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common shares	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained earnings	Noncontrolling interest
Beginning Balances at Dec. 31, 2009	$ 573,265	$ 478	$ 170,497	$ (111)	$ 329,449	$ 72,952
Beginning Balances (in shares) at Dec. 31, 2009		47,760,771
Dividends to shareholders ($1.63, $1.28 and $0.99 per common share in 2012, 2011 and 2010)	(47,631)				(47,631)
Restricted share units vested (in shares)		193,241
Restricted share units vested		2	(2)
Exercise of share options (in shares)	364,046	364,046
Exercise of share options	5,033	3	5,030
Long-term incentive compensation expense	5,457		5,457
Tax benefit from share options exercised and restricted share units vested	620		620
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	120,031				120,031
Net income (loss) attributable to noncontrolling interest	13,733					13,733
Foreign currency translation adjustments	59			59
Total comprehensive income	133,823
Ending Balances at Dec. 31, 2010	670,567	483	181,602	(52)	401,849	86,685
Ending Balances (in shares) at Dec. 31, 2010		48,318,058
Dividends to shareholders ($1.63, $1.28 and $0.99 per common share in 2012, 2011 and 2010)	(62,549)				(62,549)
Restricted share units vested (in shares)		274,172
Restricted share units vested		3	(3)
Exercise of share options (in shares)	358,884	358,884
Exercise of share options	6,065	4	6,061
Long-term incentive compensation expense	6,177		6,177
Tax benefit from share options exercised and restricted share units vested	3,633		3,633
Capital restructuring	(144,832)		(43,010)			(101,822)
Capital contributions from noncontrolling interest	1,823					1,823
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	189,606				189,606
Net income (loss) attributable to noncontrolling interest	14,412					14,412
Foreign currency translation adjustments	24			24
Total comprehensive income	204,042
Ending Balances at Dec. 31, 2011	684,926	490	154,460	(28)	528,906	1,098
Ending Balances (in shares) at Dec. 31, 2011		48,951,114
Dividends to shareholders ($1.63, $1.28 and $0.99 per common share in 2012, 2011 and 2010)	(83,473)				(83,473)
Restricted share units vested (in shares)		376,315
Restricted share units vested		4	(4)
Exercise of share options (in shares)	302,100	302,100
Exercise of share options	4,669	3	4,666
Issuance of common shares in public offering, net of offering costs (in shares)		6,125,000
Issuance of common shares in public offering, net of offering costs	184,839	61	184,778
Long-term incentive compensation expense	7,968		7,968
Tax benefit from share options exercised and restricted share units vested	2,580		2,580
Capital contributions from noncontrolling interest	12,007					12,007
Acquisition of TAP Funding Ltd.	27,412					27,412
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950				206,950
Net income (loss) attributable to noncontrolling interest	(1,887)					(1,887)
Foreign currency translation adjustments	142			142
Total comprehensive income	205,205
Ending Balances at Dec. 31, 2012	$ 1,046,133	$ 558	$ 354,448	$ 114	$ 652,383	$ 38,630
Ending Balances (in shares) at Dec. 31, 2012		55,754,529